SUM SUM SUP-1 060412
Summary Prospectus Supplement dated June 4, 2012
The purpose of this mailing is to provide you with changes to the current Summary Prospectus for Class A, B, C, P and Y shares of the Fund listed below:
Invesco Summit Fund
The following information replaces the table in its entirety appearing under the heading “MANAGEMENT OF THE FUND” in the summary prospectus:

“Portfolio Managers	Title	Length of Service on the Fund
Erik Voss	Portfolio Manager (lead)	2012
Ryan Amerman	Portfolio Manager	2008”
SUM SUM SUP-1 060412

SUM SUM SUP-1-S 060412
Summary Prospectus Supplement dated June 4, 2011
The purpose of this mailing is to provide you with changes to the current Summary Prospectus for Class S shares of the Fund listed below:
Invesco Summit Fund
The following information replaces the table in its entirety appearing under the heading “MANAGEMENT OF THE FUND” in the summary prospectus:

“Portfolio Managers	Title	Length of Service on the Fund
Erik Voss	Portfolio Manager (lead)	2012
Ryan Amerman	Portfolio Manager	2008”
SUM SUM SUP-1-S 060412

SUM SUM SUP-2 060412
Summary Prospectus Supplement dated June 4, 2012
The purpose of this mailing is to provide you with changes to the current Summary Prospectus for Institutional Class shares of the Fund listed below:
Invesco Summit Fund
The following information replaces the table in its entirety appearing under the heading “MANAGEMENT OF THE FUND” in the summary prospectus:

“Portfolio Managers	Title	Length of Service on the Fund
Erik Voss	Portfolio Manager (lead)	2012
Ryan Amerman	Portfolio Manager	2008”
SUM SUM SUP-2 060412